FINANCE LEASES - Outstanding obligations under capital leases (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Finance Lease Liabilities, Payments, Due [Abstract]
2023 (remaining six months)	$ 12,169
2024	24,553
2025	22,551
2026	20,617
2027	20,617
2028	12,320
Minimum lease payments	112,826
Less: imputed interest	(16,003)
Present value of obligations under finance leases	$ 96,823	$ 105,975